Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GFS Advisors, LLC

Address: 1330 Post Oak Blvd., Suite 2100
	 Houston, TX  77056


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Chief Compliance Officer
Phone:     713-968-0449


Signature, Place, and Date of Signing:

     /s/ Jane Bates, Houston, TX,     April 22, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    73

Form13F Information Table Value Total:     $    118,894(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES EMERGING MKTS INDEX    COM              464287234      260     5350 SH       Sole                                       5350
ISHARES MSCI EAFE INDEX        COM              464287465      228     3800 SH       Sole                                       3800
VANGUARD ALL WORLD INDX        COM              922042775     1120    22700 SH       Sole                                      22700
ALCOA INC.                     COM              013817101      456    25800 SH       Sole                                      25800
AMERICAN EXPRESS               COM              025816109     4714   104300 SH       Sole                                     104300
AT & T CORP                    COM              00206R102     1765    57650 SH       Sole                                      57650
BANKAMERICA                    COM              060505104     5336   400300 SH       Sole                                     400300
CISCO SYSTEMS                  COM              17275R102     1691    98600 SH       Sole                                      98600
CITIGROUP                      COM              172967101      376    85000 SH       Sole                                      85000
COMCAST CORP.                  COM              20030N101      237     9600 SH       Sole                                       9600
CRANE CO                       COM              224399105      833    17200 SH       Sole                                      17200
EXXON MOBIL CORP               COM              30231G102      618     7350 SH       Sole                                       7350
GENERAL ELECTRIC               COM              369604103     7474   372750 SH       Sole                                     372750
GOLDMAN SACHS                  COM              38141G104      254     1600 SH       Sole                                       1600
HEWLETT PACKARD                COM              428236103     2518    61450 SH       Sole                                      61450
HOME DEPOT                     COM              437076102      593    16000 SH       Sole                                      16000
ILLINOIS TOOLS WORKS           COM              452308109     1112    20700 SH       Sole                                      20700
INTEL                          COM              458140100     2809   139200 SH       Sole                                     139200
JOHNSON & JOHNSON              COM              478160104     2764    46650 SH       Sole                                      46650
JOHNSON CONTROLS INC           COM              478366107      555    13350 SH       Sole                                      13350
KELLOGG                        COM              487836108     1825    33800 SH       Sole                                      33800
KRAFT FOODS                    COM              50075N104     2377    75800 SH       Sole                                      75800
LOWE'S                         COM              548661107     1616    61150 SH       Sole                                      61150
MANPOWER INC                   COM              56418H100     1314    20900 SH       Sole                                      20900
MERCK                          COM              589331107     3976   120450 SH       Sole                                     120450
MICROSOFT                      COM              594918104     2357    92850 SH       Sole                                      92850
PEPSICO                        COM              713448108     3092    48000 SH       Sole                                      48000
PFIZER                         COM              717081103      643    31670 SH       Sole                                      31670
PROCTER & GAMBLE               COM              742718109     3945    64050 SH       Sole                                      64050
STARBUCKS                      COM              855244109      554    15000 SH       Sole                                      15000
WAL MART STORES                COM              931142103     3888    74700 SH       Sole                                      74700
WASTE MGT                      COM              94106L109     1572    42100 SH       Sole                                      42100
BARCLAYS BK IPATH DOW JONES    COM              06739H321      320     9100 SH       Sole                                       9100
DOW JONES INDEX                COM              252787106     4509    36650 SH       Sole                                      36650
ENERGY INDEX                   COM              81369Y506     2145    26900 SH       Sole                                      26900
FINANCIAL SECTOR SPDR          COM              81369Y605     1195    72900 SH       Sole                                      72900
ISHARES S&P 100 INDEX          COM              464287101     1401    23600 SH       Sole                                      23600
OIL SVC HOLDRS                 COM              678002106      468     2850 SH       Sole                                       2850
QQQQ INDEX                     COM              73935A104      964    16785 SH       Sole                                      16785
S&P 500 INDEX                  COM              78462F103     9043    68200 SH       Sole                                      68200
S&P MIDCAP 400 INDEX           COM              595635103      637     3550 SH       Sole                                       3550
VANGUARD LARGE CAP             COM              922908637      942    15500 SH       Sole                                      15500
VANGUARD MCSI GROWTH           COM              922908736     1447    22500 SH       Sole                                      22500
PROSHARES ULTRASHORT TREASURY  COM              74347R297     2443    65250 SH       Sole                                      65250
DB COMMODITY INDX              COM              73935S105      373    12235 SH       Sole                                      12235
ISHARES S&P GSCI COMMODITY     COM              46428R107     1120    30000 SH       Sole                                      30000
ISHARES SILVER TR              COM              46428Q109      478    13000 SH       Sole                                      13000
STREETTRACKS GOLD              COM              78463V107      347     2479 SH       Sole                                       2479
US NATURAL GAS FD              COM              912318102      943    82035 SH       Sole                                      82035
ARCELORMITTAL ADR              ADR              03938L104      215     5950 SH       Sole                                       5950
NOVARTIS ADR                   ADR              66987V109      484     8900 SH       Sole                                       8900
SANTANDER ADR                  ADR              05964H105      717    61150 SH       Sole                                      61150
SAP AG ADR                     ADR              803054204      202     3300 SH       Sole                                       3300
TELEF ESPANA ADR               ADR              879382208     1624    64400 SH       Sole                                      64400
TOTAL ADR                      ADR              89151E109      433     7100 SH       Sole                                       7100
UNILEVER NV  ADR               ADR              904784709     1671    53300 SH       Sole                                      53300
VODAFONE GROUP ADR             ADR              92857W209     1455    50600 SH       Sole                                      50600
DJ STOXX 50 FUND               COM              78463X103     1711    47700 SH       Sole                                      47700
ISHARES GERMANY INDEX          COM              464286806      506    19500 SH       Sole                                      19500
ISHARES MSCI AUSTRIA INDEX     COM              464286202      814    34800 SH       Sole                                      34800
ISHARES S&P 350 EUROPE         COM              464287861      707    16900 SH       Sole                                      16900
AMERICA MOVIL ADR              ADR              02364W105      238     4100 SH       Sole                                       4100
CEMEX ADR                      ADR              151290889     1408   157697 SH       Sole                                     157697
GRUMA ADR                      ADR              400131306      164    19600 SH       Sole                                      19600
PETROBRAS ADR                  ADR              71654V408     3275    81000 SH       Sole                                      81000
TERNIUM ADR                    ADR              880890108     1326    36900 SH       Sole                                      36900
ISHARES BRAZIL INDEX           COM              464286400      264     3400 SH       Sole                                       3400
CHINA MOBILE ADR               ADR              16941M109     3868    83650 SH       Sole                                      83650
HONDA MOTOR ADR                ADR              438128308      506    13500 SH       Sole                                      13500
TOYOTA ADR                     ADR              892331307     2600    32400 SH       Sole                                      32400
ISHARES HK CHINA 25 INDEX      COM              464287184     2069    46065 SH       Sole                                      46065
ISHARES JAPAN INDEX            COM              464286848      516    50000 SH       Sole                                      50000
ISHARES SINGAPORE INDEX        COM              464286673      474    34655 SH       Sole                                      34655